Restatement of Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Schedule of Restatement Adjustments

The impact of the restatement on the consolidated balance sheet, consolidated statement of operations and consolidated statement of cash flows for the year ended December 31, 2020 is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously	Restatement
Consolidated Balance Sheet	Reported	Adjustment		As Restated

	(In Thousands, Except for Number of Shares and Par Value Per Share Amounts)
Assets
Total current assets	$273,219	$—		$273,219
Total assets	282,421	—		282,421
Liabilities and stockholders’ equity
Total current liabilities	47,356	—		47,356
Common stock warrant liabilities(1)	—	178,232		178,232
Total liabilities	47,402	178,232		225,634
Stockholders’ equity:(1)
Preferred stock $0.0001 par value; 10 million shares authorized – 0 issued and outstanding as of December 31, 2020 and 2019	—	—		—
Common stock $0.0001 par value; 625 million shares authorized; Class A common stock – 500 million shares authorized; 292 million and 212 million shares issued and outstanding as of December 31, 2020 and 2019, respectively; Class B common stock – 125 million shares authorized; 78 million and 74 million shares issued and outstanding as of December 31, 2020 and 2019, respectively	37	—		37
Additional paid-in capital	450,248	(155,183)	(1)	295,065
Accumulated deficit	(215,266)	(23,049)	(2)	(238,315)
Total stockholders’ equity	235,019	(178,232)		56,787
Total liabilities and stockholders’ equity	$282,421	$—		$282,421

	For the Year Ended December 31, 2020
	As Previously	Restatement
Consolidated Statement of Operations	Reported	Adjustment		As Restated

	(In Thousands, Except for Number of Shares and Per Share Amounts)
Revenue	$230,115	$—		$230,115
Total cost and expenses	$329,736	$—		$329,736
Loss from operations	$(99,621)	$—		$(99,621)
Change in fair value of common stock warrant liabilities	$—	$(23,049)	(2)	$(23,049)
Loss before income taxes	$(122,346)	$(23,049)		$(145,395)
Provision for income taxes	$115	$—		$115
Net loss	$(122,461)	$(23,049)		$(145,510)
Basic and diluted net loss per share	$(0.42)	$(0.07)		$(0.49)
Basic and diluted weighted-average common shares outstanding	294,549,146	—		294,549,146

	As of December 31, 2020
	As Previously	Restatement
Consolidated Statement of Stockholders’ Equity	Reported	Adjustment		As Restated

	(In Thousands)
Net Business Combination and PIPE Financing	$230,426	$(155,183)	(1)	$75,243
Net loss	$(122,461)	$(23,049)	(2)	$(145,510)
Balance at December 31, 2020	$235,019	$(178,232)		$56,787

	For the Year Ended December 31, 2020
	As Previously	Restatement
Consolidated Statement of Cash Flows	Reported	Adjustment		As Restated

	(In Thousands)
Net loss	$(122,461)	$(23,049)	(2)	$(145,510)
Change in fair value of common stock warrant liabilities	$—	$23,049	(2)	$23,049
Net cash used in operating activities	$(56,232)	$—		$(56,232)
(1)	Reclassification of common stock warrants from equity classified to liability classified.
(2)

Amounts represent the fair value adjustments related to the revaluation of liability classified common stock warrants and transaction costs and advisor fees incurred by Skillz attributable to the liability classified common stock warrants.